Stock Options (Details 2) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2014 EUR (€)	Dec. 31, 2013 USD ($)	Dec. 31, 2013 EUR (€)
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number	9,189	9,189
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions and Methodology [Abstract]
Expected dividend yield	1.99%	1.99%	2.00%	2.00%
Risk - free interest rate	0.83%	0.83%	1.33%	1.33%
Expected volatility	22.16%	22.16%	22.44%	22.44%
Weighted average exercise price	$ 61.14	€ 50.35	$ 68.61	€ 49.75